General and Administration Expenses (Details) - Schedule of general and administration expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expense [Abstract]
Expected credit loss on trade accounts receivables (Note 11)	$ 18,202,132
Write-off of advances to contractor (Note 14)	15,006,262
Legal and professional	6,795,869	7,383,335
SEC settlement charges (Note 16)	5,000,000
Sales and marketing	3,855,029	3,026,399
Employees' cost	2,741,321	3,292,361
Write-off of trade accounts receivables (Note 11)	927,519
Insurance	895,157	949,784
Board fees and expenses	392,448	356,493
Office expenses	203,098	409,544
Rent	2,836	166,894
Others	54,015	68,009
Total	$ 54,075,686	$ 15,652,819